Revenues and other income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Products sales and service revenues
Sales of crude oil	€ 10,993	€ 20,866	€ 22,453
Sales of oil products	12,369	20,804	22,399
Sales of natural gas and LNG	11,266	17,922	19,642
Sales of petrochemical products	3,296	4,110	5,574
Sales of other products	2,515	2,593	2,421
Services	3,548	3,586	3,333
Sales from operations	43,987	69,881	75,822
Goods/Services transferred in a specific moment
Products sales and service revenues
Sales from operations	42,987	68,848	75,296
Goods/Services transferred over a period of time
Products sales and service revenues
Sales from operations	1,000	1,033	526
Exploration & Production
Products sales and service revenues
Sales of crude oil	1,969	3,505	3,982
Sales of oil products	517	1,189	1,133
Sales of natural gas and LNG	3,505	5,454	4,554
Sales of other products	113	68	27
Services	255	283	247
Sales from operations	6,359	10,499	9,943
Exploration & Production | Goods/Services transferred in a specific moment
Products sales and service revenues
Sales from operations	5,896	9,946	9,676
Exploration & Production | Goods/Services transferred over a period of time
Products sales and service revenues
Sales from operations	463	553	267
Global Gas & LNG Portfolio
Products sales and service revenues
Sales of natural gas and LNG	5,000	8,881	11,575
Sales of other products	(2)		1
Services	364	349	355
Sales from operations	5,362	9,230	11,931
Global Gas & LNG Portfolio | Goods/Services transferred in a specific moment
Products sales and service revenues
Sales from operations	5,239	9,117	11,801
Global Gas & LNG Portfolio | Goods/Services transferred over a period of time
Products sales and service revenues
Sales from operations	123	113	130
Refining & Marketing and Chemical
Products sales and service revenues
Sales of crude oil	9,024	17,361	18,471
Sales of oil products	11,852	19,615	21,266
Sales of natural gas and LNG	20	214	166
Sales of petrochemical products	3,277	4,088	5,539
Sales of other products	36	16	20
Services	728	682	626
Sales from operations	24,937	41,976	46,088
Refining & Marketing and Chemical | Goods/Services transferred in a specific moment
Products sales and service revenues
Sales from operations	24,639	41,727	46,029
Refining & Marketing and Chemical | Goods/Services transferred over a period of time
Products sales and service revenues
Sales from operations	298	249	59
Eni gas e luce, Power & Renewables
Products sales and service revenues
Sales of natural gas and LNG	2,741	3,373	3,347
Sales of other products	2,366	2,503	2,362
Services	2,028	2,096	1,975
Sales from operations	7,135	7,972	7,684
Eni gas e luce, Power & Renewables | Goods/Services transferred in a specific moment
Products sales and service revenues
Sales from operations	7,135	7,972	7,684
Corporate and Other activities
Products sales and service revenues
Sales of petrochemical products	19	22	35
Sales of other products	2	6	11
Services	173	176	130
Sales from operations	194	204	176
Corporate and Other activities | Goods/Services transferred in a specific moment
Products sales and service revenues
Sales from operations	78	86	106
Corporate and Other activities | Goods/Services transferred over a period of time
Products sales and service revenues
Sales from operations	€ 116	€ 118	€ 70